CONSOLIDATED STATEMENTS OF CASH FLOW (Parenthetical) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Statement of cash flows [abstract]
Proceeds from sale of Blackwater		$ 39.4	[1]
Proceeds from sale of Blackwater stream	$ 300.0	300.0	[2]
Transaction costs	$ 2.6	$ 2.6

[1]	In 2021, the Company collected the final $39.4 million of proceeds due from Artemis Gold Inc. for the sale of the Blackwater Project.
[2]	In 2021 the Company disposed of the Blackwater gold stream for $300.0 million. Blackwater stream transaction costs of $2.6 million were paid in 2022.